Stock-Based Compensation - Summary of the Stock Option Activity (Parenthetical) (Detail) - $ / shares	1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award contractual term			7 years
Employee Stock Options | Service Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award options granted under repricing weighted average exercise price per share	$ 2.10	$ 4.00
Employee Stock Options | Service Based Vesting Conditions [Member] | Maximum [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment award requisite service period			5 years	5 years
Share based compensation by share based award contractual term			10 years	10 years
Employee Stock Options | Service Based Vesting Conditions [Member] | Minimum [Member] | Common Class A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based payment award requisite service period			3 years	3 years
Employee Stock Options | Service Performance And Market Based Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation by share based award options granted under repricing weighted average exercise price per share	$ 2.10	$ 4.00